Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 760	$ 1,627	$ 57
Prepaid expenses	707	599	505
Other current assets	18	8	117
Total current assets	1,485	2,234	679
Operating lease right-of-use assets	8	10	283
Intangible assets, net	1,887	2,170	2,878
Property and equipment, net		30	70
Property, equipment and other assets, net	21	42
Other assets, net		12	16
Total assets	3,401	4,456	3,926
CURRENT LIABILITIES:
Accounts payable	589	4,318	2,328
Accrued expenses:
Salaries and wages	58	19	78
Professional fees	103	128	499
Statutory court costs		251	369
Other accrued expenses	483	936	1,081
Related party note payable, current portion	103	100	86
Secured note payable, current portion		26	1,222
Unsecured notes payable		65	225
Operating lease liabilities, current portion	164	146	250
Total current liabilities	1,500	5,989	6,138
LONG-TERM LIABILITES:
Secured contingent payment obligation	35,940	33,057	26,651
Convertible notes	3,015	3,018	2,733
Related party note payable, net of current portion	633	703	793
Unsecured contingent payment obligations	5,747	5,222
Operating lease liabilities, net of current portion	34	159	305
Other long-term liabilities	1	129	403
Total long-term liabilities	45,370	42,288	30,885
Total liabilities	46,870	48,277	37,023
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock	747	586	341
Additional paid-in capital	385,843	376,954	368,345
Accumulated deficit	(430,059)	(421,361)	(401,783)
Total shareholders' deficit	(43,469)	(43,821)	(33,097)
Total liabilities and shareholders' deficit	$ 3,401	$ 4,456	$ 3,926